Note 6 - Improvements in Process (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Tangible Asset Impairment Charges, Total	$ 1,270,115	$ 0	$ 1,270,115
Transfer of Improvements in Process to Property, Plant and Equipment			$ 160,724